Reclamation deposits	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Reclamation deposits

6. Reclamation deposits

$
Balance as of December 31, 2024	9,839,371
Finance income	295,465
Release on sale of Mineral Ridge (Note 5)	(9,000,000)
Balance as of December 31, 2025	1,134,836
Finance income	20,084
Balance as of June 30, 2026	1,154,920

On August 25, 2025, the Company disposed of MRG (Note 5). Pursuant to the agreement, the Company paid $9,000,000 in October 2025 to the purchaser who took over the reclamation bond requirement of MRG.

During the year ended December 31, 2025, the Nevada Division of Environmental Protection (“NDEP”) reviewed and revised their estimate of reclamation costs at Goldwedge which is used to determine the required surety in place. This revised estimate required the Company to increase the surety to $969,350. As of June 30, 2026, the Company had a surety bond balance of $1,154,920 (December 31, 2025 - $1,134,836) for Goldwedge, which is sufficient to cover the request.